SHARE-BASED COMPENSATION (Details 2) - $ / shares		3 Months Ended	12 Months Ended
	Aug. 13, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Offsetting Assets [Line Items]
Expected volatility	25.00%	92.00%	94.00%
Expected dividend yield	0.00%	0.00%	0.00%
Restricted Stock Units (RSUs) [Member]
Offsetting Assets [Line Items]
Number of Shares Options Outstanding, Beginning		4,267,746	2,962,884
Weighted Average Grant Date Fair Value Outstanding, Beginning		$ 3.58
Number of Shares Options, Released		(387,204)	(3,635,878)
Weighted Average Grant Date Fair Value Outstanding, Released		$ 5.44	$ 2.92
Number of Shares Options, Forfeited		(49,610)	(222,281)
Weighted Average Grant Date Fair Value Outstanding, Forfeited		$ 3.07	$ 6.50
Number of Shares Options Outstanding, Ending		3,830,932	4,267,746	2,962,884
Weighted Average Grant Date Fair Value Outstanding, Ending		$ 3.41	$ 3.58
Equity Option [Member]
Offsetting Assets [Line Items]
Weighted-average grant date price of our common stock (per share)			$ 2.21	$ 3.99
Risk-free interest rate			4.00%	1.19%
Expected volatility			76.00%	33.00%
Expected term (in years)			5 years	5 years
Expected dividend yield			(0.00%)	(0.00%)